UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811- 05635

Exact name of registrant as specified in charter: Putnam Diversified Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments:

Putnam Diversified Income Trust
The fund's portfolio
6/30/07 (Unaudited)

FOREIGN GOVERNMENT BONDS AND NOTES (28.2%)(a)

		Principal amount	Value

Argentina (Republic of) bonds 7s, 2013		$2,840,000	$2,710,780
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	45,180,000	13,870,260
Argentina (Republic of) FRB 5.475s, 2012		$39,022,500	37,064,870
Argentina (Republic of) notes Ser. $dis, 8.28s, 2033		4,960,677	4,811,857
Brazil (Federal Republic of) bonds 6s, 2017		6,295,000	6,210,018
Canada (Government of) bonds 5 1/2s, 2010	CAD	9,650,000	9,304,871
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,550,000	1,706,007
Colombia (Republic of) notes 10s, 2012		$9,334,000	10,818,106
Ecuador (Republic of) regs notes 9 3/8s, 2015		500,000	437,500
France (Government of) bonds 5 3/4s, 2032	EUR	17,480,000	27,113,908
France (Government of) bonds 5 1/2s, 2010	EUR	22,675,000	31,576,281
France (Government of) bonds 4s, 2013	EUR	32,000,000	42,088,280
France (Government of) bonds 4s, 2009	EUR	6,430,000	8,608,524
Germany (Federal Republic of) bonds Ser. 05, 3 1/4s,
2015	EUR	122,527,000	151,638,539
Germany (Federal Republic of) bonds Ser. 2, 5s, 2012	EUR	9,780,000	13,480,127
Indonesia (Republic of) bonds 14.275s, 2013	IDR	10,328,000,000	1,439,413
Indonesia (Republic of) bonds 14 1/4s, 2013	IDR	30,671,000,000	4,237,199
Indonesia (Republic of) bonds 11s, 2025	IDR	26,448,000,000	3,257,600
Indonesia (Republic of) 144A bonds 6 5/8s, 2037		$3,925,000	3,777,813
Ireland (Republic of) bonds 5s, 2013	EUR	49,300,000	68,107,420
Japan (Government of) 10 yr bonds Ser. 244, 1s, 2012	JPY	23,000,000	181,695
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	599,500,000	4,913,814
Japan (Government of) CPI Linked bonds, Ser. 12, 1.2s,
2017	JPY	1,501,500,000	12,106,384
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	16,221,262,500	129,011,269
Mexican (Government of) bonds Ser. M 10, 8s, 2015	MXN	72,676,000	6,857,115
Peru (Republic of) bonds 8 3/4s, 2033		$1,940,000	2,512,300
Russia (Federation of) unsub. unsec. bonds 7 1/2s, 2030		28,297,775	31,056,808
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		7,605,000	7,433,888
South Africa (Republic of) notes 5 7/8s, 2022		1,805,000	1,791,463
Spain (Kingdom of) bonds 5s, 2012	EUR	15,000,000	20,677,071
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	215,045,000	35,560,454
Turkey (Republic of) notes 6 7/8s, 2036		$14,765,000	13,975,073
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016 (S)		6,290,000	6,242,825
United Mexican States bonds Ser. MTN, 8.3s, 2031		7,775,000	9,796,500
Venezuela (Republic of) notes 10 3/4s, 2013		5,710,000	6,352,375

Total foreign government bonds and notes (cost $711,183,614)			$730,728,407

CORPORATE BONDS AND NOTES (21.3%)(a)

		Principal amount	Value

Basic Materials (1.5%)
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		$420,000	$384,300
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		570,000	567,150
Builders FirstSource, Inc. company guaranty FRN 9.61s,
2012		400,000	405,000
Chaparral Steel Co. company guaranty 10s, 2013		3,133,000	3,418,886
Clondalkin Acquisition BV 144A sec. FRN 7.359s, 2013
(Netherlands)		340,000	339,983
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		1,715,000	1,702,138
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		5,065,000	5,191,625
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		3,442,000	3,665,730
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.564s, 2015		605,000	633,738
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		1,722,000	1,812,405
Georgia-Pacific Corp. notes 8 1/8s, 2011		230,000	234,888
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		2,431,000	2,564,705
Graphic Packaging International Corp sr. notes 8 1/2s,
2011		568,000	580,780
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		2,465,000	2,551,275
Lyondell Chemical Co. company guaranty 6 7/8s, 2017 (S)		1,860,000	1,804,200
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		83,000	86,943
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		1,559,000	1,574,590
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		951,000	972,398
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		574,000	579,740
Nalco Co. sr. sub. notes 8 7/8s, 2013		2,105,000	2,183,938
NewPage Corp. company guaranty 10s, 2012		252,000	272,160
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		82,000	79,335
Novelis, Inc. company guaranty 7 1/4s, 2015		1,361,000	1,396,726
PQ Corp. company guaranty 7 1/2s, 2013		602,000	638,120
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	2,435,000	3,427,097
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		$1,493,000	1,463,140
Stone Container Finance company guaranty 7 3/8s, 2014

(Canada)	240,000	230,400
		38,761,390

Capital Goods (1.2%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	1,867,000	1,815,658
Berry Plastics Holding Corp. company guaranty 10 1/4s,
2016	600,000	600,000
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014	1,814,000	1,836,675
Blount, Inc. sr. sub. notes 8 7/8s, 2012	1,616,000	1,632,160
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada) (S)	1,305,000	1,350,675
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013	697,000	703,970
L-3 Communications Corp. company guaranty 6 1/8s, 2013	10,381,000	9,810,045
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	3,094,000	2,869,685
Legrand SA debs. 8 1/2s, 2025 (France)	4,999,000	5,836,333
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012	695,000	731,488
Mueller Water Products, Inc. 144A sr. sub. notes
7 3/8s, 2017	650,000	644,547
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012	2,343,000	2,448,435
Owens-Illinois, Inc. debs. 7 1/2s, 2010	453,000	456,964
TD Funding Corp. company guaranty 7 3/4s, 2014	485,000	489,850
Tekni-Plex, Inc. secd. notes 10 7/8s, 2012	550,000	610,500
		31,836,985

Communication Services (1.2%)
American Cellular Corp. company guaranty 9 1/2s, 2009	1,350,000	1,377,000
Cincinnati Bell, Inc. company guaranty 7s, 2015	3,374,000	3,306,520
Cricket Communications, Inc. 144A company guaranty
9 3/8s, 2014	1,765,000	1,822,363
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)	1,561,000	1,613,684
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)	6,814,000	6,498,853
iPCS, Inc. 144A sec. FRN 7.48s, 2013	575,000	575,719
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014	370,000	382,025
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	2,985,000	3,022,313
Qwest Corp. debs. 7 1/4s, 2025	1,375,000	1,371,563
Qwest Corp. notes 8 7/8s, 2012	8,725,000	9,401,188
Qwest Corp. sr. unsec. notes 7 1/2s, 2014	610,000	625,250
Rural Cellular Corp. 144A sr. sub. notes FRN 8.36s,
2013	790,000	786,050
West Corp. company guaranty 9 1/2s, 2014	528,000	541,200
		31,323,728

Consumer Cyclicals (3.6%)
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	1,175,000	1,204,375
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,325,000	1,298,500
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	1,453,443	1,442,542
Dex Media, Inc. notes 8s, 2013	468,000	475,020
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	3,792,000	3,986,340
Ford Motor Co. notes 7.45s, 2031	2,081,000	1,662,199
Ford Motor Credit Corp. notes 7 7/8s, 2010	1,100,000	1,099,789
Ford Motor Credit Corp. notes 7.8s, 2012	1,880,000	1,833,991
Ford Motor Credit Corp. notes 7 3/8s, 2009	883,000	876,515
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011	3,013,000	3,164,986
Ford Motor Credit Corp. sr. unsec. 9 3/4s, 2010	1,978,000	2,065,398
Ford Motor Credit Corp. sr. unsec. 8s, 2016	690,000	659,060
Ford Motor Credit Corp. sr. unsec. FRN 8.105s, 2012	534,000	532,765
General Motors Corp. debs. 9.4s, 2021	370,000	361,675
Goodyear Tire & Rubber Co. (The) 144A sr. notes
8 5/8s, 2011	702,000	738,855
Hanesbrands, Inc. company guaranty FRN Ser. B, 8.784s,
2014	1,280,000	1,299,200
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	4,015,000	4,020,019
Jostens IH Corp. company guaranty 7 5/8s, 2012	4,956,000	4,931,220
Levi Strauss & Co. sr. notes 9 3/4s, 2015	3,326,000	3,558,820
Levi Strauss & Co. sr. notes 8 7/8s, 2016	1,320,000	1,353,000
Meritage Homes Corp. company guaranty 6 1/4s, 2015	1,163,000	1,040,885
Meritage Homes Corp. sr. notes 7s, 2014	332,000	308,760
Meritor Automotive, Inc. notes 6.8s, 2009	491,000	481,180
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	2,757,000	2,884,511
MGM Mirage, Inc. company guaranty 6s, 2009	7,904,000	7,834,840
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	1,319,000	870,540
NTK Holdings, Inc. sr. disc. notes zero %, 2014	794,000	575,650
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	2,940,000	3,035,550
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	1,386,000	1,427,580
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	1,295,000	1,249,675
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	2,000	2,060
PRIMEDIA, Inc. sr. notes 8s, 2013	3,746,000	3,942,665
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	553,000	523,968
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	1,487,000	1,408,933
Scientific Games Corp. company guaranty 6 1/4s, 2012	4,989,000	4,795,676
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	5,155,000	5,283,875
Standard Pacific Corp. sr. notes 7 3/4s, 2013	614,000	564,880
Station Casinos, Inc. sr. notes 6s, 2012	2,191,000	2,059,540
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014

(S)	1,854,000	1,909,620
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	1,720,000	1,724,300
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	3,181,000	3,029,903
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	677,000	671,923
United Auto Group, Inc. company guaranty 7 3/4s, 2016	1,460,000	1,452,700
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	2,855,000	2,797,900
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	766,000	612,800
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	4,260,000	4,100,250
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	2,605,000	2,510,569
		93,665,002

Consumer Staples (2.7%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	4,155,000	4,425,075
AMC Entertainment, Inc. company guaranty 11s, 2016	1,152,000	1,272,960
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	948,000	929,040
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	574,508	30,019
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	1,280,000	1,305,600
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	1,352,000	1,335,100
CCH I Holdings, LLC company guaranty 12 1/8s, 2015	246,000	248,460
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	8,838,000	9,224,663
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	1,671,000	1,744,106
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	556,000	581,020
Church & Dwight Co., Inc. company guaranty 6s, 2012	3,512,000	3,367,130
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	3,840,000	3,494,400
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	3,560,000	3,382,000
Dean Foods Co. company guaranty 7s, 2016	611,000	583,505
Del Monte Corp. company guaranty 6 3/4s, 2015	1,780,000	1,695,450
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	3,605,000	3,722,163
Echostar DBS Corp. company guaranty 6 5/8s, 2014	15,810,000	15,098,550
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. disc.
notes stepped-coupon zero % (12 1/2s, 8/2/11), 2016
(STP)	562,000	396,210
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. notes
10s, 2014	750,000	793,125
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	610,000	582,550
Playtex Products, Inc. company guaranty 9 3/8s, 2011	1,187,000	1,219,643
Playtex Products, Inc. company guaranty 8s, 2011	2,893,000	2,979,790
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	3,465,000	3,551,625
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	2,370,000	2,464,800
Rental Services Corp. 144A bonds 9 1/2s, 2014	1,077,000	1,098,540
Rite Aid Corp. company guaranty 9 3/8s, 2015	1,325,000	1,272,000
Rite Aid Corp. secd. notes 7 1/2s, 2017	1,275,000	1,230,375
United Rentals NA, Inc. sr. sub. notes 7s, 2014	1,475,000	1,438,125
Young Broadcasting, Inc. company guaranty 10s, 2011	966,000	961,170
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	331,000	312,795
		70,739,989

Energy (4.4%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	5,575,000	5,352,000
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	2,704,000	2,818,920
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	1,310,000	1,293,625
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	5,729,000	5,456,873
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	5,575,000	5,672,563
Complete Production Services, Inc. 144A sr. notes 8s,
2016	2,195,000	2,216,950
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	3,895,000	3,719,725
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	1,295,000	1,291,763
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	3,185,000	3,169,075
Forest Oil Corp. sr. notes 8s, 2011	3,730,000	3,841,900
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	4,610,000	4,523,563
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	4,355,000	3,984,825
Lukoil International Finance 144A company guaranty
6.656s, 2022 (Netherlands)	1,100,000	1,067,000
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Netherlands)	2,500,000	2,417,500
Massey Energy Co. sr. notes 6 5/8s, 2010	2,588,000	2,549,180
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	2,650,000	2,557,250
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	3,232,000	3,046,160
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	2,696,903	2,740,941
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	2,625,000	2,715,878
Peabody Energy Corp. sr. notes 5 7/8s, 2016	5,820,000	5,412,600
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)	3,170,250	3,300,423
Pemex Project Funding Master Trust company guaranty
9 1/2s, 2027	9,008,000	12,097,744
Pemex Project Funding Master Trust company guaranty
5 3/4s, 2015	16,127,000	15,820,587
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	3,777,000	3,994,178
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec
6s, 2022 (Trinidad)	3,595,000	3,511,380

Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		1,115,000	1,106,638
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011		4,365,000	4,452,300
Pride International, Inc. sr. notes 7 3/8s, 2014		3,145,000	3,152,863
			113,284,404

Financial (2.3%)
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.16s, 2012 (Cayman Islands)		10,299,000	10,402,999
General Motors Acceptance Corp. FRN 6.306s, 2007		2,320,000	2,320,058
General Motors Acceptance Corp. notes 7 3/4s, 2010		418,000	423,155
General Motors Acceptance Corp. notes 7s, 2012		335,000	330,108
General Motors Acceptance Corp. notes 6 7/8s, 2012		2,179,000	2,129,587
General Motors Acceptance Corp. notes 6 3/4s, 2014		6,280,000	6,014,080
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009		160,000	157,686
GMAC LLC unsub. notes 6 5/8s, 2012		2,060,000	1,998,802
HUB International Holdings, Inc. 144A sr. notes 9s,
2014		270,000	264,600
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		375,000	360,938
JPMorgan Chase & Co. 144A 0.196s, 2012	INR	76,000,000	1,864,508
Leucadia National Corp. 144A sr. notes 7 1/8s, 2017		$1,024,000	993,280
Liberty Mutual Insurance 144A notes 7.697s, 2097		2,900,000	2,821,445
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		1,440,000	1,386,000
Realogy Corp. 144A sr. notes 10 1/2s, 2014 (R)		3,730,000	3,552,825
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Luxembourg)		3,880,000	3,797,744
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)		2,850,000	2,862,825
USI Holdings Corp. 144A sr. notes FRN 9.433s, 2014		245,000	243,775
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)		7,596,000	7,558,020
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)		3,035,000	3,019,825
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)		7,265,000	7,642,780
			60,145,040

Health Care (1.6%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012		368,000	384,089
Community Health Systems, Inc. 144A sr. notes 8 7/8s,
2015		3,250,000	3,294,688
DaVita, Inc. company guaranty 6 5/8s, 2013		1,134,000	1,107,068
HCA, Inc. notes 6 3/8s, 2015		1,766,000	1,501,100
HCA, Inc. notes 5 3/4s, 2014		1,985,000	1,679,806
HCA, Inc. 144A sec. notes 9 1/4s, 2016		2,730,000	2,907,450
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)		2,340,000	2,515,500
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		4,560,000	4,246,500
Service Corporation International debs. 7 7/8s, 2013		465,000	473,690
Service Corporation International sr. notes 6 3/4s,
2016		3,737,000	3,540,808
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		3,922,000	3,774,925
Surgical Care Affiliates, Inc. 144A sr. notes 8 7/8s,
2015 (PIK)		400,000	398,000
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		400,000	398,000
Tenet Healthcare Corp. notes 7 3/8s, 2013		2,140,000	1,934,025
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		854,000	845,460
US Oncology, Inc. company guaranty 9s, 2012		3,430,000	3,532,900
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		1,646,000	1,629,540
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		2,840,000	3,102,700
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)		1,339,000	1,352,390
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		1,350,000	1,331,438
			39,950,077

Technology (0.7%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		2,334,000	2,199,795
CHR Intermediate Holding Corp. 144A sr. notes 12.61s,
2013 (PIK)		715,000	712,319
Freescale Semiconductor, Inc. 144A sr. notes 9 1/8s,
2014 (PIK)		1,613,000	1,516,220
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014		3,228,000	3,082,740
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016 (S)		1,614,000	1,517,160
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		4,018,000	4,068,225
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		81,000	69,255
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		1,906,000	1,951,267
Xerox Corp. sr. notes 7 5/8s, 2013		1,812,000	1,898,481
Xerox Corp. unsec. sr. notes 6 3/4s, 2017		808,000	828,829
			17,844,291

Utilities & Power (2.1%)
AES Corp. (The) sr. notes 8 7/8s, 2011		361,000	378,148

AES Corp. (The) 144A sec. notes 9s, 2015		4,036,000	4,278,160
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		3,250,000	3,436,875
CMS Energy Corp. sr. notes 7 3/4s, 2010		1,225,000	1,273,863
Colorado Interstate Gas Co. debs. 6.85s, 2037		2,495,000	2,500,237
Colorado Interstate Gas Co. sr. notes 5.95s, 2015		700,000	681,636
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		634,000	630,830
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		760,000	752,400
Edison Mission Energy 144A sr. notes 7.2s, 2019		1,125,000	1,057,500
Edison Mission Energy 144A sr. notes 7s, 2017		785,000	739,863
El Paso Natural Gas Co. debs. 8 5/8s, 2022		1,315,000	1,539,239
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		3,632,000	3,441,320
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		7,850,000	7,805,136
NRG Energy, Inc. sr. notes 7 3/8s, 2016		1,015,000	1,017,538
Orion Power Holdings, Inc. sr. notes 12s, 2010		5,195,000	5,870,350
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		3,346,000	3,398,198
Teco Energy, Inc. notes 7.2s, 2011		1,165,000	1,207,324
Teco Energy, Inc. notes 7s, 2012		1,500,000	1,550,063
Teco Energy, Inc. sr. notes 6 3/4s, 2015		221,000	225,417
Tennessee Gas Pipeline Co. debs. 7s, 2028		520,000	535,507
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017		1,052,000	1,131,994
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		3,235,000	3,384,619
Utilicorp United, Inc. sr. notes 9.95s, 2011		61,000	65,785
Veolia Environnement sr. unsub. notes Ser. EMTN,
5 3/8s, 2018 (France)	EUR	3,125,000	4,209,778
Williams Cos., Inc. (The) notes 7 5/8s, 2019		$2,449,000	2,583,695
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		949,000	951,373
Williams Partners LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017		605,000	608,025
			55,254,873

Total corporate bonds and notes (cost $553,915,840)			$552,805,779

COLLATERALIZED MORTGAGE OBLIGATIONS (15.4%)(a)

		Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class G, 7s, 2029		$143,674	$143,674
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		1,170,000	1,129,527
Ser. 01-1, Class K, 6 1/8s, 2036		2,633,000	2,173,101
Banc of America Large Loan 144A
FRB Ser. 06-LAQ, Class M, 6.97s, 2021		1,587,000	1,586,994
FRB Ser. 06-LAQ, Class L, 6.87s, 2021		2,131,000	2,132,018
Ser. 03-BBA2, Class X1A, Interest Only (IO), 0.175s,
2015 (F)		547,868	--
Banc of America Mortgage Securities IFB Ser. 06-2,
Class A4, IO, 0.08s, 2036		4,022,024	26,325
Bayview Commercial Asset Trust 144A Ser. 07-1,
Class S, IO, 1.211s, 2037		14,624,325	1,899,700
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.194s, 2032		1,174,000	1,277,804
Broadgate Financing PLC sec. FRB Ser. D, 6.435s, 2023
(United Kingdom)	GBP	2,989,150	5,922,702
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.848s, 2017		$57,657,583	813,062
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, 2.167s, 2046		21,862,677	792,522
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036		29,022,336	49,882
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 6.12s, 2017		369,000	369,115
FRB Ser. 06-A, Class C, 5.92s, 2017		1,093,000	1,092,994
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		14,703,000	14,727,995
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 7.17s, 2020		4,911,000	4,911,285
Ser. 98-C2, Class F, 6 3/4s, 2030		8,998,000	9,336,831
FRB Ser. 05-TFLA, Class K, 6.62s, 2020		2,413,000	2,412,983
Ser. 98-C1, Class F, 6s, 2040		7,396,000	6,946,937
Ser. 02-CP5, Class M, 5 1/4s, 2035		2,599,000	2,262,754
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.831s, 2031		127,079,656	1,206,264
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		2,235,111	2,224,047
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		7,128,872	6,621,368
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1,
Class B2, 8.16s, 2030		1,645,207	1,480,687
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.546s, 2014 (Ireland)	GBP	2,461,000	4,856,078
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.559s, 2014 (United Kingdom)	GBP	1,732,805	3,418,269
Fannie Mae
Ser. 03-W6, Class PT1, 10.06s, 2042		$88,426	94,184
IFB Ser. 06-70, Class SM, 9.605s, 2036		882,351	903,950
IFB Ser. 06-76, Class QB, 7.68s, 2036		5,370,532	5,568,584
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		2,091,551	2,180,240
Ser. 02-T19, Class A3, 7 1/2s, 2042		1,207,181	1,252,984
Ser. 02-T12, Class A3, 7 1/2s, 2042		305,778	316,264
Ser. 02-14, Class A2, 7 1/2s, 2042		14,402	14,923
Ser. 01-T10, Class A2, 7 1/2s, 2041		1,305,142	1,349,080
Ser. 02-T4, Class A3, 7 1/2s, 2041		371,740	384,390
Ser. 01-T3, Class A1, 7 1/2s, 2040		882,409	911,031
Ser. 01-T1, Class A1, 7 1/2s, 2040		2,760,555	2,850,938

Ser. 99-T2, Class A1, 7 1/2s, 2039			1,045,938	1,090,983
Ser. 00-T6, Class A1, 7 1/2s, 2030			499,557	517,149
Ser. 01-T4, Class A1, 7 1/2s, 2028			6,731,803	7,028,569
IFB Ser.	06-63,	Class SP, 7.38s, 2036	5,837,079	5,947,622
IFB Ser.	06-60,	Class TK, 7.32s, 2036	1,914,592	1,911,378
IFB Ser.	06-104, Class GS, 7.046s, 2036		1,908,436	1,911,791
Ser. 01-T10, Class A1, 7s, 2041			5,840,986	5,976,545
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036			171,917	121
Ser. 03-86, Class IB, IO, 5 1/2s, 2028			182,306	2,222
IFB Ser.	05-74,	Class CS, 5.39s, 2035	3,433,867	3,300,225
IFB Ser.	05-74,	Class CP, 5.243s, 2035	3,011,559	2,901,945
IFB Ser.	06-27,	Class SP, 5.06s, 2036	3,685,000	3,540,642
IFB Ser.	06-8, Class HP, 5.06s, 2036		4,273,210	4,036,808
IFB Ser.	06-8, Class WK, 5.06s, 2036		6,675,311	6,252,786
IFB Ser.	05-106, Class US, 5.06s, 2035		7,026,823	6,744,221
IFB Ser.	05-99,	Class SA, 5.06s, 2035	3,588,130	3,428,728
IFB Ser.	05-115, Class NQ, 4.988s, 2036		1,584,000	1,453,264
IFB Ser.	05-114, Class SP, 4.95s, 2036		1,900,053	1,750,010
IFB Ser.	06-60,	Class CS, 4.583s, 2036	2,584,137	2,266,237
IFB Ser.	05-95,	Class CP, 4.089s, 2035	509,599	481,636
IFB Ser.	05-95,	Class OP, 3.923s, 2035	2,011,000	1,741,916
IFB Ser.	05-83,	Class QP, 3.562s, 2034	1,201,729	1,061,288
IFB Ser.	02-36,	Class QH, IO, 2.73s, 2029	116,901	197
IFB Ser.	07-W6, Class 6A2, IO, 2.48s, 2037		5,350,508	341,931
IFB Ser.	06-90,	Class SE, IO, 2.48s, 2036	8,286,995	762,439
IFB Ser.	03-66,	Class SA, IO, 2.33s, 2033	6,331,587	465,246
IFB Ser.	07-W6, Class 5A2, IO, 1.97s, 2037		6,283,000	372,067
IFB Ser.	07-W2, Class 3A2, IO, 1.96s, 2037		7,107,961	385,962
Ser. 03-W10, Class 3, IO, 1.932s, 2043			1,194,939	61,477
IFB Ser.	05-113, Class AI, IO, 1.91s, 2036		2,679,579	186,485
IFB Ser.	05-113, Class DI, IO, 1.91s, 2036		197,522	11,466
IFB Ser.	06-60,	Class SI, IO, 1.83s, 2036	6,967,725	466,125
IFB Ser.	06-60,	Class DI, IO, 1 3/4s, 2035	7,952,142	417,718
IFB Ser.	07-39,	Class PI, IO, 1.44s, 2037	4,433,000	226,612
IFB Ser.	07-30,	Class WI, IO, 1.44s, 2037	24,735,443	1,166,187
IFB Ser.	07-22,	Class S, IO, 1.43s, 2037	19,594,739	1,054,620
IFB Ser.	07-W2, Class 2A2, IO, 1.43s, 2037		9,344,536	436,133
IFB Ser.	06-128, Class SH, IO, 1.43s, 2037		5,174,575	247,862
IFB Ser.	06-56,	Class SM, IO, 1.43s, 2036	5,593,737	269,039
IFB Ser.	06-12,	Class SD, IO, 1.43s, 2035	21,869,362	1,237,806
IFB Ser.	07-W5, Class 2A2, IO, 1.42s, 2037		2,044,460	75,645
IFB Ser.	07-30,	Class IE, IO, 1.42s, 2037	12,286,866	794,596
IFB Ser.	06-123, Class CI, IO, 1.42s, 2037		11,288,228	666,452
IFB Ser.	06-123, Class UI, IO, 1.42s, 2037		4,770,832	251,310
IFB Ser.	07-15,	Class BI, IO, 1.38s, 2037	7,950,651	408,878
IFB Ser.	06-23,	Class SC, IO, 1.38s, 2036	6,406,022	346,326
IFB Ser.	05-95,	Class CI, IO, 1.38s, 2035	7,580,776	410,320
IFB Ser.	05-84,	Class SG, IO, 1.38s, 2035	12,308,230	679,069
IFB Ser.	05-104, Class NI, IO, 1.38s, 2035		8,543,329	446,816
IFB Ser.	05-83,	Class QI, IO, 1.37s, 2035	2,013,194	124,248
IFB Ser.	05-83,	Class SL, IO, 1.35s, 2035	23,958,818	1,145,485
IFB Ser.	06-114, Class IS, IO, 1.33s, 2036		5,452,859	272,643
IFB Ser.	06-115, Class IE, IO, 1.32s, 2036		4,057,513	203,170
IFB Ser.	06-117, Class SA, IO, 1.32s, 2036		6,221,698	296,233
IFB Ser.	06-109, Class SH, IO, 1.3s, 2036		5,395,643	324,597
IFB Ser.	07-W6, Class 4A2, IO, 1.28s, 2037		26,539,268	1,165,240
IFB Ser.	06-128, Class SC, IO, 1.28s, 2037		5,348,758	253,531
IFB Ser.	06-45,	Class SM, IO, 1.28s, 2036	8,538,356	356,915
IFB Ser.	06-8, Class JH, IO, 1.28s, 2036		18,999,302	1,100,338
IFB Ser.	05-95,	Class OI, IO, 1.27s, 2035	1,126,804	69,131
IFB Ser.	06-98,	Class SQ, IO, 1 1/4s, 2036	14,365,622	681,302
IFB Ser.	06-85,	Class TS, IO, 1.24s, 2036	11,638,072	492,538
Ser. 03-W17, Class 12, IO, 1.151s, 2033			20,753,032	799,882
IFB Ser.	07-30,	Class JS, IO, 1.12s, 2037	17,038,092	751,695
IFB Ser.	07-30,	Class LI, IO, 1.12s, 2037	6,640,340	329,117
IFB Ser.	07-W2, Class 1A2, IO, 1.11s, 2037		24,999,800	1,035,492
Ser. 07-54, Class IA, IO, 1.09s, 2037			5,778,145	280,146
IFB Ser.	07-54,	Class IB, IO, 1.09s, 2037	5,778,145	280,146
IFB Ser.	07-54,	Class IC, IO, 1.09s, 2037	5,778,145	280,146
IFB Ser.	07-54,	Class ID, IO, 1.09s, 2037	5,778,145	280,146
IFB Ser.	07-54,	Class IE, IO, 1.09s, 2037	5,778,145	280,146
IFB Ser.	07-54,	Class IF, IO, 1.09s, 2037	8,487,299	411,496
IFB Ser.	07-54,	Class UI, IO, 1.09s, 2037	7,983,572	396,784
IFB Ser.	07-15,	Class CI, IO, 1.06s, 2037	20,686,656	977,107
IFB Ser.	06-123, Class BI, IO, 1.06s, 2037		27,436,005	1,250,094
IFB Ser.	06-115, Class JI, IO, 1.06s, 2036		15,126,710	678,623
IFB Ser.	06-123, Class LI, IO, 1s, 2037		10,166,062	439,021
Ser. 03-W10, Class 3A, IO, 0.891s, 2043			39,778,951	683,828
Ser. 03-W10, Class 1A, IO, 0.881s, 2043			32,195,640	478,395
Ser. 01-T1, Class 1, IO, 0.836s, 2040			1,105,548	4,664
IFB Ser.	07-39,	Class AI, IO, 0.8s, 2037	9,591,300	345,736
IFB Ser.	07-32,	Class SD, IO, 0.79s, 2037	6,771,041	253,849
IFB Ser.	07-30,	Class UI, IO, 0.78s, 2037	5,692,930	215,529
IFB Ser.	07-32,	Class SC, IO, 0.78s, 2037	8,965,332	333,159
IFB Ser.	07-1, Class CI, IO, 0.78s, 2037		6,613,508	232,195
IFB Ser.	05-74,	Class SE, IO, 0.78s, 2035	4,691,768	134,301
Ser. 00-T6, IO, 0.768s, 2030			18,790,564	278,937
IFB Ser.	07-W5, Class 1A2, IO, 0.76s, 2037		11,647,010	291,175
Ser. 02-T18, IO, 0.522s, 2042			55,729,454	729,088
Ser. 02-W8, Class 1, IO, 0.357s, 2042			28,555,730	248,414
Ser. 06-84, Class OP, Principal Only (PO), zero %, 2036			217,848	209,557
Ser. 372, Class 1, PO, zero %, 2036			28,412,865	20,543,204
Ser. 04-38, Class AO, PO, zero %, 2034			2,424,505	1,711,419

Ser. 04-61, Class CO, PO, zero %, 2031			2,993,000	2,309,939
Ser. 99-51, Class N, PO, zero %, 2029			406,588	328,638
Ser. 07-31, Class TS, IO, zero %, 2009			14,598,390	66,490
Ser. 07-15, Class IM, IO, zero %, 2009			5,645,771	30,719
Ser. 07-16, Class TS, IO, zero %, 2009			23,389,937	97,730
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043			43,883	45,611
Ser. T-42, Class A5, 7 1/2s, 2042			543,997	560,262
Ser. T-60, Class 1A2, 7s, 2044			10,357,599	10,663,864
Ser. T-57, Class 1AX, IO, 0.457s, 2043			16,328,204	188,101
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.362s, 2020			31,691,822	1,669,406
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035			3,121,100	2,626,419
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029			1,408,000	1,507,629
Freddie Mac
IFB Ser.	3182,	Class PS, 7.32s, 2032	3,673,945	3,782,694
Ser. 3326, Class WF, 6s, 2037			1,034,000	1,002,130
IFB Ser.	3081,	Class DC, 5.22s, 2035	2,742,759	2,559,686
IFB Ser.	3114, Class GK, 5.12s, 2036		1,663,183	1,539,018
IFB Ser.	2979,	Class AS, 4.767s, 2034	1,290,027	1,192,030
IFB Ser.	3065,	Class DC, 3.9s, 2035	4,331,618	3,785,333
IFB Ser.	2828,	Class GI, IO, 2.18s, 2034	466,184	37,150
IFB Ser.	2869,	Class JS, IO, 1.93s, 2034	1,088,910	56,739
IFB Ser.	2828,	Class TI, IO, 1.73s, 2030	3,941,017	213,443
Ser. 2852, Class VS, IO, 1.588s, 2034			376,261	27,182
IFB Ser.	3297,	Class BI, IO, 1.44s, 2037	17,156,820	958,433
IFB Ser.	3284,	Class IV, IO, 1.43s, 2037	4,271,273	278,791
IFB Ser.	3287,	Class SD, IO, 1.43s, 2037	5,694,139	307,136
IFB Ser.	3281,	Class BI, IO, 1.43s, 2037	3,312,244	175,713
IFB Ser.	3028,	Class ES, IO, 1.43s, 2035	20,583,059	1,129,514
IFB Ser.	3042,	Class SP, IO, 1.43s, 2035	4,242,032	227,373
IFB Ser.	3045,	Class DI, IO, 1.41s, 2035	36,076,464	1,624,481
IFB Ser.	3054,	Class CS, IO, 1.38s, 2035	4,215,590	169,241
IFB Ser.	3107,	Class DC, IO, 1.38s, 2035	19,301,588	1,093,271
IFB Ser.	3066,	Class SI, IO, 1.38s, 2035	14,097,861	756,155
IFB Ser.	2950,	Class SM, IO, 1.38s, 2016	2,548,779	118,232
IFB Ser.	3031,	Class BI, IO, 1.37s, 2035	4,352,797	262,768
IFB Ser.	3244,	Class SB, IO, 1.34s, 2036	4,796,589	242,511
IFB Ser.	3244,	Class SG, IO, 1.34s, 2036	5,620,628	284,750
IFB Ser.	3326,	Class GS, IO, 1.33s, 2037	15,752,000	713,211
IFB Ser.	3236,	Class IS, IO, 1.33s, 2036	9,039,282	443,101
IFB Ser.	3147,	Class SH, IO, 1.33s, 2036	16,517,690	833,096
IFB Ser.	3114, Class TS, IO, 1.33s, 2030		27,941,675	1,094,004
IFB Ser.	3240,	Class S, IO, 1.3s, 2036	17,588,946	966,765
IFB Ser.	3065,	Class DI, IO, 1.3s, 2035	3,062,503	182,042
IFB Ser.	3221,	Class SI, IO, 1.26s, 2036	7,332,181	344,026
IFB Ser.	3202,	Class PI, IO, 1.22s, 2036	20,113,460	926,930
IFB Ser.	3201,	Class SG, IO, 1.18s, 2036	9,346,240	422,589
IFB Ser.	3203,	Class SE, IO, 1.18s, 2036	8,316,871	373,910
IFB Ser.	3152,	Class SY, IO, 1.16s, 2036	12,616,688	640,181
IFB Ser.	3284,	Class BI, IO, 1.13s, 2037	5,465,784	235,232
IFB Ser.	3199,	Class S, IO, 1.13s, 2036	10,117,233	482,803
IFB Ser.	3284,	Class LI, IO, 1.12s, 2037	9,635,378	474,897
IFB Ser.	3281,	Class AI, IO, 1.11s, 2037	20,850,569	1,026,945
IFB Ser.	3311, Class IA, IO, 1.09s, 2037		7,986,309	407,596
IFB Ser.	3311, Class IB, IO, 1.09s, 2037		7,986,309	407,596
IFB Ser.	3311, Class IC, IO, 1.09s, 2037		7,986,309	407,596
IFB Ser.	3311, Class ID, IO, 1.09s, 2037		7,986,309	407,596
IFB Ser.	3311, Class IE, IO, 1.09s, 2037		12,296,507	627,574
IFB Ser.	3240,	Class GS, IO, 1.06s, 2036	10,691,513	495,374
IFB Ser.	3288,	Class SJ, IO, 0.81s, 2037	8,865,874	299,032
IFB Ser.	3284,	Class CI, IO, 0.8s, 2037	20,635,025	810,016
IFB Ser.	3016,	Class SQ, IO, 0.79s, 2035	7,962,949	204,119
IFB Ser.	3284,	Class WI, IO, 0.78s, 2037	34,326,733	1,321,740
IFB Ser.	3235,	Class SA, IO, 0.63s, 2036	4,256,598	116,201
Ser. 246, PO, zero %, 2037			29,561,498	21,345,861
Ser. 3326, Class XF, zero %, 2037			1,115,000	1,143,656
Ser. 3300, PO, zero %, 2037			3,990,728	2,935,858
Ser. 236, PO, zero %, 2036			2,622,497	1,901,627
Ser. 2191, Class MO, PO, zero %, 2027			32,923	32,655
Ser. 1208, Class F, PO, zero %, 2022			406,129	333,917
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.787s, 2033			1,354,000	1,414,548
Ser. 00-1, Class G, 6.131s, 2033			4,588,975	4,182,116
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036			4,134,628	4,204,445
Government National Mortgage Association
IFB Ser.	05-66, Class SP, 3.1s, 2035		2,485,209	2,137,103
IFB Ser.	06-62, Class SI, IO, 2.06s, 2036		7,197,551	454,864
IFB Ser.	07-1, Class SL, IO, 2.04s, 2037		2,915,634	206,912
IFB Ser.	07-1, Class SM, IO, 2.03s, 2037		2,894,506	204,390
IFB Ser.	07-26, Class SG, IO, 1.53s, 2037		8,988,008	496,759
IFB Ser.	07-9, Class BI, IO, 1 1/2s, 2037		19,751,589	1,029,049
IFB Ser.	07-25, Class SA, IO, 1.48s, 2037		7,596,034	383,600
IFB Ser.	07-25, Class SB, IO, 1.48s, 2037		14,926,088	753,767
IFB Ser.	07-26, Class LS, IO, 1.48s, 2037		18,667,182	1,045,049
IFB Ser.	07-26, Class SA, IO, 1.48s, 2037		21,447,239	1,046,428
IFB Ser.	07-26, Class SD, IO, 1.48s, 2037		10,662,373	566,804
IFB Ser.	07-22, Class S, IO, 1.48s, 2037		4,794,219	286,717
IFB Ser.	06-38, Class SG, IO, 1.33s, 2033		21,464,296	830,735

IFB Ser. 07-9, Class DI, IO, 1.19s, 2037		10,011,674	425,345
IFB Ser. 07-9, Class AI, IO, 1.18s, 2037		10,780,545	497,303
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035		9,919,901	368,147
IFB Ser. 07-27, Class SD, IO, 0.88s, 2037		5,514,408	169,956
IFB Ser. 07-19, Class SJ, IO, 0.88s, 2037		9,225,693	277,442
IFB Ser. 07-9, Class CI, IO, 0.88s, 2037		13,022,999	417,680
IFB Ser. 07-7, Class EI, IO, 0.88s, 2037		5,411,503	167,954
IFB Ser. 07-1, Class S, IO, 0.88s, 2037		12,252,577	370,976
IFB Ser. 07-3, Class SA, IO, 0.88s, 2037		11,680,306	350,758
Ser. 99-31, Class MP, PO, zero %, 2029		41,493	34,339
Ser. 98-2, Class EA, PO, zero %, 2028		360,034	286,047
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A,
Class L, 8.57s, 2015		1,843,461	1,843,461
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		1,960,723	1,985,463
Ser. 98-C4, Class J, 5.6s, 2035		3,535,000	3,120,143
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 8.16s, 2037		3,535,001	3,526,544
FRB Ser. 07-5, Class 4A2, 5.64s, 2037		6,844,388	6,789,756
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036		12,534,501	575,110
IFB Ser. 07-2, Class 2A13, IO, 1.37s, 2037		8,578,494	413,483
IFB Ser. 06-9, Class 2A2, IO, 1.3s, 2037		10,745,663	507,312
IFB Ser. 06-7, Class 2A4, IO, 1.23s, 2036		18,811,602	663,594
IFB Ser. 06-7, Class 2A5, IO, 1.23s, 2036		16,859,183	740,325
IFB Ser. 06-6, Class 1A2, IO, 1.18s, 2036		7,101,754	252,370
IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036		9,756,570	394,132
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036		3,359,178	13,942
IFB Ser. 06-4, Class 1A3, IO, 0.08s, 2036		4,407,071	26,788
IFB Ser. 06-7, Class 1A3, IO, 0.03s, 2036		7,786,375	36,596
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		4,511,500	3,775,223
Ser. 04-1A, Class K, 5.45s, 2040		1,653,000	1,324,466
Ser. 04-1A, Class L, 5.45s, 2040		752,500	555,172
MASTR Adjustable Rate Mortgages Trust Ser. 04-13,
Class 3A6, 3.786s, 2034		579,000	558,208
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.063s, 2049		201,851,671	2,933,157
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.28s, 2035		1,017,402	1,007,228
Ser. 96-C2, Class JS, IO, 2.278s, 2028		7,977,002	753,109
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.009s, 2037		8,073,214	2,517,834
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039		13,869,752	9,969,439
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.361s, 2035		8,899,206	8,863,880
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.081s, 2030		2,378,284	2,413,920
Ser. 97-MC2, Class X, IO, 1.298s, 2012		7,514,820	20,293
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.74s,
2042 (United Kingdom)		973,000	973,674
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		880,000	817,766
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036		1,944,742	13,446
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		1,580,000	1,575,111
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		1,339,000	1,144,479
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		1,590,000	1,252,871
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		1,438,000	1,230,333
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		1,371,000	1,092,516
Titan Europe PLC 144A
FRB Ser. 05-CT1A, Class D, 6.746s, 2014 (Ireland)	GBP	3,069,017	6,143,272
FRB Ser. 05-CT2A, Class E, 6.716s, 2014 (Ireland)	GBP	1,094,530	2,193,976
URSUS EPC 144A
FRB Ser. 1-A, Class D, 6.574s, 2012 (Ireland)	GBP	1,628,683	3,269,418
Ser. 1-A, Class X1, IO, 4.925s, 2012 (Ireland)	GBP	5,000	390,439
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.62s, 2018		$3,292,000	3,291,375
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		74,431,727	1,242,197

Total collateralized mortgage obligations (cost $405,017,202)			$399,922,600

ASSET-BACKED SECURITIES (14.8%)(a)

		Principal amount	Value

Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)		$389,054	$350,212
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		2,906,000	2,921,524
Ser. 04-1A, Class E, 6.42s, 2039		1,768,000	1,729,741
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036		129,000	88,605
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.02s, 2033		2,037,468	2,046,064
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011		3,310,000	3,336,377
Bear Stearns Asset Backed Securities Trust IFB Ser.
07-AC5, Class A6, IO, 1.23s, 2037		25,826,000	782,851
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 8.57s, 2034		1,703,000	1,678,519
FRB Ser. 06-PC1, Class M9, 7.07s, 2035		885,000	575,250

Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.57s, 2036		1,582,000	1,028,300
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		4,780,478	3,315,710
Ser. 00-A, Class A2, 7.575s, 2030		1,029,770	718,966
Ser. 99-B, Class A4, 7.3s, 2016		5,111,680	3,279,582
Ser. 99-B, Class A3, 7.18s, 2015		7,571,732	4,831,712
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009		2,733,000	2,610,015
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		1,000,000	1,000,664
CARSS Finance Limited Partnership 144A FRB Ser. 04-A,
Class B2, 6.27s, 2011 (Cayman Islands)		67,774	67,809
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s, 2011 (Cayman Islands)		313,094	313,974
FRB Ser. 04-AA, Class B3, 8.67s, 2011 (Cayman Islands)		232,306	232,632
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.4s, 2010		3,730,000	3,763,976
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.82s, 2035		1,384,000	882,715
FRB Ser. 05-HE4, Class M12, 7.37s, 2035		1,931,000	1,135,042
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032		26,321,000	23,294,085
Ser. 00-5, Class A7, 8.2s, 2032		492,000	431,129
Ser. 00-1, Class A5, 8.06s, 2031		3,798,379	3,342,573
Ser. 00-4, Class A5, 7.97s, 2032		1,632,717	1,407,617
Ser. 01-3, Class M2, 7.44s, 2033		523,569	36,650
Ser. 01-4, Class A4, 7.36s, 2033		1,830,660	1,867,850
Ser. 00-6, Class A5, 7.27s, 2031		625,391	614,404
FRB Ser. 01-4, Class M1, 7.07s, 2033		2,391,000	908,580
Ser. 01-1, Class A5, 6.99s, 2032		14,583,565	13,856,318
Ser. 01-3, Class A4, 6.91s, 2033		22,857,832	22,256,946
Ser. 02-1, Class A, 6.681s, 2033		7,069,754	7,102,238
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		160,148	158,547
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		2,384	1,192
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.022s, 2046		18,891,807	678,924
Ser. 05-2, Class 2X, IO, 1.16s, 2035		28,965,635	592,892
Countrywide Home Loans 144A Ser. 03-R4, Class 1A, PO,
zero %, 2034		40,975	29,734
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		3,427,000	3,133,563
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		610,000	615,951
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.98s, 2039		6,926,305	7,034,528
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 6.41s,
2038 (Cayman Islands)		1,229,000	1,229,615
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034		304,481	2,710
Ser. 04-3, Class A, 4 1/2s, 2034		7,092	103
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 7.32s,
2037 (Cayman Islands)		614,000	633,402
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		3,514,000	3,477,677
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.219s, 2043 (United Kingdom)	GBP	7,560,000	15,491,604
FRB Ser. 02-2, Class 1C, 6.608s, 2043 (United Kingdom)		$315,341	317,233
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	10,080,000	13,832,242
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$6,495,625	6,571,825
Ser. 94-4, Class B2, 8.6s, 2019		2,315,489	1,718,653
Ser. 93-1, Class B, 8.45s, 2018		2,798,487	2,634,915
Ser. 99-5, Class A5, 7.86s, 2030		29,293,040	27,974,853
Ser. 96-8, Class M1, 7.85s, 2027		2,979,000	2,944,327
Ser. 95-8, Class B1, 7.3s, 2026		2,796,090	2,723,456
Ser. 95-4, Class B1, 7.3s, 2025		2,737,142	2,753,880
Ser. 95-F, Class B2, 7.1s, 2021		536,544	537,550
Ser. 99-3, Class A7, 6.74s, 2031		3,957,000	3,900,866
Ser. 99-3, Class A5, 6.16s, 2031		4,386	4,413
Green Tree Home Improvement Loan Trust Ser. 95-D,
Class B2, 7.45s, 2025		406,994	369,358
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		12,891,550	12,262,056
Ser. 99-5, Class M1A, 8.3s, 2026		343,000	345,401
Ser. 99-5, Class A4, 7.59s, 2028		357,287	361,308
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		3,004,645	3,001,264
GSMPS Mortgage Loan Trust 144A Ser. 01-2, IO, 0.206s,
2032		1,359,363	7,653
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 7.32s, 2030 (Cayman Islands)		2,453,000	2,454,717
FRB Ser. 05-1A, Class E, 7.12s, 2030 (Cayman Islands)		739,843	708,104
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)		969,083	843,102
JPMorgan Mortgage Acquisition Corp. FRB Ser. 05-OPT2,
Class M11, 7.57s, 2035		690,000	476,100
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.32s, 2036 (Cayman Islands)		11,120,000	11,711,184
FRB Ser. 02-1A, Class FFL, 8.07s, 2037 (Cayman Islands)		7,500,000	7,500,000
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.469s, 2039 (United Kingdom)	GBP	6,500,000	13,048,100
Madison Avenue Manufactured Housing Contract FRB Ser.

02-A, Class B1, 8.57s, 2032		$6,357,565	4,958,901
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		21,347	9,606
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010		3,730,000	3,764,916
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		76,626	75,477
Ser. 04-WM3N, Class N1, 4 1/2s, 2035 (In default) (NON)		6,769	6,565
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		1,096,300	1,068,150
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.52s, 2034		1,597,000	1,357,450
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012		340,508	335,520
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A,
Class C1A, 8.36s, 2038 (Cayman Islands)		2,000,000	2,007,200
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		746,773	730,138
Ser. 04-B, Class C, 3.93s, 2012		704,400	684,733
Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)		2,028,770	729,450
limited recourse sec. notes Ser. 94, 1.686s, 2013
(Cayman Islands) (F) (g)		4,330,907	3,611,050
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)		2,649,208	1,093,023
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		7,352,904	6,378,946
Ser. 02-B, Class A4, 7.09s, 2032		3,065,143	2,894,685
Ser. 99-B, Class A4, 6.99s, 2026		8,426,988	7,879,234
Ser. 01-D, Class A4, 6.93s, 2031		177,845	136,463
Ser. 01-C, Class A2, 5.92s, 2017		8,987,110	4,464,743
Ser. 02-C, Class A1, 5.41s, 2032		11,212,204	10,104,887
Ser. 01-C, Class A1, 5.16s, 2012		805,244	367,965
Ser. 01-E, Class A2, 5.05s, 2019		6,701,419	5,310,875
Ser. 02-A, Class A2, 5.01s, 2020		505,583	449,378
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		762,799	670,089
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.86s, 2018 (Ireland)		5,793,000	5,858,171
FRB Ser. 05-A, Class E, 9.96s, 2012 (Ireland)		1,317,000	1,340,443
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035		1,809,000	1,284,933
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.82s, 2034		863,000	690,400
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		53,501	52,708
Permanent Financing PLC
FRB Ser. 6, Class 3C, 6.501s, 2042 (United Kingdom)	GBP	6,492,000	13,068,531
FRB Ser. 3, Class 3C, 6.49s, 2042 (United Kingdom)		$3,300,000	3,322,674
Providian Gateway Master Trust FRB Ser. 04-EA,
Class E, 8.32s, 2011		6,550,000	6,664,625
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 7.82s, 2035		1,523,000	913,616
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.37s, 2037		20,359,720	961,817
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 6.504s, 2038 (United Kingdom)	GBP	950,000	1,916,863
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		$332,798	333,370
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		123,233	382
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		491,904	19,676
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)		73,702	7
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		415,971	42
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		89,021	2,639
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		55,236	238
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		84,468	137
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		60,872	1,217
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		151,053	755
Sasco Net Interest Margin Trust 144A Ser. 03-BC1,
Class B, zero %, 2033 (Cayman Islands)		1,883,265	188
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.82s, 2036		1,086,000	781,920
South Coast Funding 144A FRB Ser. 3A, Class A2,
6.557s, 2038 (Cayman Islands)		2,070,000	2,074,140
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 6.156s, 2035		2,060,000	1,030,000
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.86s, 2015		10,974,272	10,960,554
Structured Asset Securities Corp.
Ser. 07-4, Class 1A3, IO, 5s, 2037		25,999,000	658,555
Ser. 07-4, Class 1A4, IO, 5s, 2037		25,999,000	689,493
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		314,316	32,758
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)		3,688,000	3,501,018
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)		2,403,000	2,256,417
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.255s, 2044 (United Kingdom)		2,837,083	2,836,941

Total asset-backed securities (cost $386,019,799)			$384,236,304

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.4%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.8%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, September 1, 2037	$6,800,000	$6,875,969
6 1/2s, TBA, August 1, 2037	4,100,000	4,157,976
6 1/2s, TBA, July 1, 2037	9,600,000	9,759,750
		20,793,695

U.S. Government Agency Mortgage Obligations (6.6%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, September 1, 2021	88,295	88,657
5 1/2s, May 1, 2020	389,863	385,066
Federal National Mortgage Association Pass-Through
Certificates
8s, April 1, 2027	2,243	2,364
7s, with due dates from July 1, 2031 to April 1, 2034	34,794	35,963
6 1/2s, with due dates from October 1, 2034 to
February 1, 2035	17,465	17,728
6 1/2s, November 1, 2017	23,570	23,860
6 1/2s, TBA, July 1, 2037	16,400,000	16,552,469
6s, April 1, 2021	4,371,420	4,391,399
6s, TBA, July 1, 2037	55,700,000	55,086,431
5 1/2s, April 1, 2036	35,327	34,136
5 1/2s, with due dates from January 1, 2009 to
February 1, 2021	4,129,232	4,084,762
5 1/2s, TBA, July 1, 2037	71,900,000	69,310,478
5s, April 1, 2021	17,648	17,058
4 1/2s, with due dates from October 1, 2020 to
October 1, 2035	15,008,602	13,756,388
4 1/2s, with due dates from August 1, 2020 to
September 1, 2020	4,273,485	4,060,312
4 1/2s, TBA, July 1, 2022	3,000,000	2,846,250
4s, with due dates from May 1, 2019 to
September 1, 2020	878,837	814,103
		171,507,424

Total U.S. government and agency mortgage obligations (cost $193,810,257)		$192,301,119

U.S. TREASURY OBLIGATIONS (5.2%)(a)

	Principal amount	Value

U.S. Treasury Bonds
6 1/4s, May 15, 2030	$42,182,000	$48,225,888
6 1/4s, August 15, 2023	27,090,000	30,086,831
U.S. Treasury Inflation Index Notes 2 3/8s,
January 15, 2017	16,196,580	15,815,910
U.S. Treasury Strip zero %, November 15, 2024	98,235,000	39,605,002

Total U.S. treasury obligations (cost $130,821,062)		$133,733,631

SENIOR LOANS (7.3%)(a)(c)
	Principal amount	Value

Basic Materials (0.9%)
Aleris International, Inc. bank term loan FRN Ser. B,
7 3/8s, 2013	$1,100,000	$1,089,000
Celanese Corp. bank term loan FRN Ser. B, 7.099s, 2014	1,250,000	1,251,823
Freeport-McMoRan Copper & Gold, Inc. bank term loan
FRN Ser. B, 7.07s, 2014	4,069,319	4,070,491
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.106s, 2013	3,841,500	3,848,561
Georgia-Pacific Corp. bank term loan FRN Ser. B2,
7.102s, 2012	1,097,250	1,099,267
Hexion Specialty Chemicals, Inc. bank term loan FRN
7 5/8s, 2013	1,044,750	1,047,035
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C-5, 7 5/8s, 2013	85,000	85,186
Innophos, Inc. bank term loan FRN 7.57s, 2010	1,273,766	1,276,951
Lyondell Chemical Co. bank term loan FRN Ser. B,
6.856s, 2013	496,250	495,692
Momentive Performance Materials, Inc. bank term loan
FRN 7 5/8s, 2013	746,250	746,405
Novelis, Inc. bank term loan FRN 7.61s, 2012	149,246	149,269
Novelis, Inc. bank term loan FRN Ser. B, 7.59s, 2012	259,216	259,256
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 7.105s, 2012	4,900,000	4,918,375
Smurfit-Stone Container Corp. bank term loan FRN
5.23s, 2010	271,070	272,087
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 7 3/8s, 2011	987,832	991,536
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 7 3/8s, 2011	600,705	603,299
		22,204,233

Capital Goods (0.3%)
Berry Plastics Holding Corp. bank term loan FRN
7.355s, 2015	598,500	594,427
Communications & Power Industries, Inc. bank term loan
FRN 7.57s, 2010	975,707	976,926
Graham Packaging International, Inc. bank term loan

FRN 7 5/8s, 2011	399,000	400,069
Hexcel Corp. bank term loan FRN Ser. B, 7.108s, 2012	3,035,232	3,037,129
McKechnie Holdings, LLC bank term loan FRN 7.34s, 2014
(United Kingdom)	875,000	875,823
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 7.094s, 2014	1,525,000	1,526,906
Terex Corp. bank term loan FRN Ser. D, 7.1s, 2013	198,500	198,748
Transdigm, Inc. bank term loan FRN 7.36s, 2013	1,050,000	1,053,938
		8,663,966

Communication Services (0.7%)
American Cellular Corp. bank term loan FRN 7.32s, 2014	748,125	747,034
Consolidated Communications Holdings, Inc. bank term
loan FRN Ser. D, 7.093s, 2011	2,736,394	2,743,235
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 7 1/8s, 2012	2,500,000	2,498,438
Hawaiian Telcom Communications, Inc. bank term loan
FRN Ser. C, 7.57s, 2014	2,375,000	2,366,094
Intelsat, Ltd. bank term loan FRN Ser. B, 7.349s, 2013
(Bermuda)	2,636,750	2,642,024
MetroPCS Wireless, Inc. bank term loan FRN 7 5/8s, 2013	992,500	994,733
PanAmSat Corp. bank term loan FRN Ser. B, 7.349s, 2013	2,636,750	2,641,530
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
7.1s, 2012	1,932,366	1,932,366
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
7.32s, 2013	750,230	750,386
		17,315,840

Consumer Cyclicals (1.3%)
Adesa, Inc. bank term loan FRN 7.57s, 2013	2,100,000	2,099,215
Cenveo Corp. bank term loan FRN Ser. B, 7.11s, 2014	835,862	835,340
Cenveo Corp. bank term loan FRN Ser. DD, 7.1s, 2014	174,138	174,029
Claire's Stores, Inc. bank term loan FRN 8.07s, 2014	2,380,000	2,336,120
Coinmach Corp. bank term loan FRN Ser. B, 7.877s, 2012	1,243,695	1,246,804
GateHouse Media, Inc. bank term loan FRN Ser. B, 7.6s,
2014	885,000	880,852
Golden Nugget, Inc. bank term loan FRN Ser. B, 7.35s,
2014	404,091	403,586
Golden Nugget, Inc. bank term loan FRN Ser. DD, 7.35s,
2014	230,909	230,620
Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.1s, 2010	6,300,000	6,262,874
Michaels Stores, Inc. bank term loan FRN Ser. B,
7 5/8s, 2013	1,440,000	1,424,601
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.358s, 2013	2,074,376	2,079,400
Nortek Holdings, Inc. bank term loan FRN Ser. B,
7.61s, 2011	1,122,884	1,119,235
PRIMEDIA, Inc. bank term loan FRN Ser. B, 7.57s, 2013	886,500	883,360
R.H. Donnelley, Inc. bank term loan FRN 6.851s, 2011	2,720,551	2,718,851
R.H. Donnelley, Inc. bank term loan FRN Ser. A-4,
6.585s, 2009	338,502	337,656
Reader's Digest Association, Inc. (The) bank term loan
FRN 7.347s, 2014	1,700,000	1,696,282
Standard-Pacific Corp. bank term loan FRN Ser. B,
6.86s, 2013	475,000	468,469
Sun Media Corp. bank term loan FRN Ser. B, 7.105s,
2009 (Canada)	348,017	348,452
Tribune Co. bank term loan FRN Ser. B, 8 3/8s, 2014	3,875,000	3,781,151
Trump Hotel & Casino Resort, Inc. bank term loan FRN
7.866s, 2012	1,110,938	1,115,798
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.905s, 2012	1,108,125	1,112,973
TRW Automotive, Inc. bank term loan FRN Ser. B,
6 7/8s, 2014	760,000	760,792
Visant Holding Corp. bank term loan FRN Ser. C, 7.33s,
2010	1,503,749	1,509,701
		33,826,161

Consumer Staples (2.0%)
Affinion Group, Inc. bank term loan FRN Ser. B,
7.859s, 2013	3,708,472	3,735,358
Cablevision Systems Corp. bank term loan FRN 7.07s,
2013	4,900,500	4,895,193
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.358s, 2013	1,450,000	1,441,432
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.356s, 2013	1,500,000	1,491,137
Charter Communications, Inc. bank term loan FRN
7.985s, 2013	2,450,000	2,426,522
Charter Communications, Inc. bank term loan FRN 7.85s,
2014	900,000	896,344
Charter Communications, Inc. bank term loan FRN 7.36s,
2014	6,315,057	6,254,539
Charter Communications, Inc. bank term loan FRN Ser.
B, 7.35s, 2014	400,000	396,167
Cinemark, Inc. bank term loan FRN 7.137s, 2013	1,192,000	1,192,000
Citadel Communications bank term loan FRN Ser. B,
6.945s, 2014	1,705,000	1,689,370
Dean Foods Co. bank term loan FRN Ser. B, 6 7/8s, 2014	3,042,375	3,035,910
Gray Television, Inc. bank term loan FRN Ser. B,
6.852s, 2014	750,000	746,719

Insight Midwest, LP bank term loan FRN Ser. B, 7.35s,
2014	2,143,525	2,146,875
Jarden Corp. bank term loan FRN Ser. B1, 7.1s, 2012	1,080,476	1,080,926
Jarden Corp. bank term loan FRN Ser. B2, 7.1s, 2012	475,144	475,540
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.107s, 2015	2,210,766	2,207,388
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 7.1s, 2015	538,650	536,855
MGM Studios, Inc. bank term loan FRN Ser. B, 8.6s, 2011	4,356,000	4,361,959
National Cinimedia, Inc. bank term loan FRN 7.11s, 2015	1,018,000	1,015,273
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 8.099s, 2014	1,300,000	1,300,000
Prestige Brands, Inc. bank term loan FRN Ser. B,
7.634s, 2011	1,829,780	1,835,117
Six Flags Theme Parks bank term loan FRN 7.61s, 2015	2,639,000	2,607,427
Universal City Development Partners bank term loan FRN
Ser. B, 7.36s, 2011	3,780,377	3,804,004
VNU NV Group BV bank term loan FRN Ser. B, 7.607s,
2013 (Netherlands)	6,140	6,171
Warner Music Group bank term loan FRN Ser. B, 7.359s,
2011	912,530	914,684
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7 7/8s, 2012	324,061	324,790
		50,817,700

Energy (0.3%)
CR Gas Storage bank term loan FRN 7.11s, 2013	1,399,316	1,401,940
CR Gas Storage bank term loan FRN 7.11s, 2013	227,992	228,420
CR Gas Storage bank term loan FRN 7.07s, 2013	257,870	258,353
CR Gas Storage bank term loan FRN Ser. DD, 7.11s, 2013	154,440	154,729
Key Energy Services, Inc. bank term loan FRN 7.86s,
2010	270,000	271,013
Key Energy Services, Inc. bank term loan FRN Ser. B,
7.854s, 2012	284,280	285,346
Meg Energy Corp. bank term loan FRN 7.35s, 2013
(Canada)	493,750	495,602
Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013
(Canada) (U)	500,000	498,840
Petroleum Geo-Services ASA bank term loan FRN 7.1s,
2015 (Norway)	600,000	600,000
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7.6s, 2012 (Norway)	157,640	157,994
Western Refining, Inc. bank term loan FRN Ser. B,
7.07s, 2014	2,491,071	2,489,515
Western Refining, Inc. bank term loan FRN Ser. DD, 0
3/4s, 2014	608,929	608,548
		7,450,300

Financial (0.2%)
Hub International, Ltd. bank term loan FRN Ser. B,
7.86s, 2014	571,895	570,823
Hub International, Ltd. bank term loan FRN Ser. DD,
1 3/8s, 2014 (U)	128,105	127,864
Realogy Corp. bank term loan FRN 8.32s, 2013 (R)	853,788	843,827
Realogy Corp. bank term loan FRN Ser. B, 8.35s, 2013
(R)	3,171,212	3,134,214
		4,676,728

Health Care (0.9%)
Carestream Health, Inc. bank term loan FRN 7.34s, 2013	1,634,000	1,634,614
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.6s, 2014	2,420,371	2,423,019
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 7.6s, 2014	159,629	159,803
Concentra, Inc. bank term loan FRN Ser. B, 7.6s, 2014	945,000	947,363
Davita, Inc. bank term loan FRN Ser. B, 6.842s, 2012	1,194,000	1,194,746
Health Management Associates, Inc. bank term loan FRN
7.1s, 2014	4,992,488	4,994,759
Healthsouth Corp. bank term loan FRN Ser. B, 7.849s,
2013	5,030,006	5,046,298
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 10.606s, 2014	1,325,000	1,340,734
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.22s, 2014	76,312	76,312
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 7.36s, 2014 (U)	286,169	286,169
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 7.356s, 2014	835,426	835,426
LifePoint, Inc. bank term loan FRN Ser. B, 6.985s, 2012	1,288,561	1,282,558
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
7.082s, 2012	730,000	730,152
Vanguard Health Systems, Inc. bank term loan FRN 7.6s,
2011	980,162	983,227
VWR International, Inc. bank term loan FRN Ser. B,
7.61s, 2011	1,523,888	1,523,888
		23,459,068

Technology (0.3%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 7 3/8s, 2013	730,000	726,806
Affiliated Computer Services, Inc. bank term loan FRN

Ser. B2, 7.32s, 2013			198,500	198,810
AMI Semiconductor, Inc. bank term loan FRN 6.82s, 2012			2,519,744	2,508,720
Aspect Software, Inc. bank term loan FRN 8.36s, 2011			149,250	150,090
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.6s, 2013			213,536	215,404
Sabre Holdings Corp. bank term loan FRN 7.605s, 2014			1,117,579	1,106,577
SunGard Data Systems, Inc. bank term loan FRN 7.36s,
2014			2,443,875	2,451,295
Travelport bank term loan FRN 7.864s, 2013			27,034	27,130
				7,384,832

Transportation (0.1%)
Delta Airlines, Inc. bank term loan FRN 7.355s, 2012			300,000	299,400
United Airlines Corp. bank term loan FRN Ser. B,
7 3/8s, 2014			3,250,000	3,236,545
				3,535,945

Utilities & Power (0.3%)
Dynegy Holdings, Inc. bank term loan FRN 6.82s, 2013			3,090,000	3,069,915
Mirant North America, LLC. bank term loan FRN 7.07s,
2013			263,721	263,622
NRG Energy, Inc. bank term loan FRN 7.85s, 2014 (U)			730,000	723,248
NRG Energy, Inc. bank term loan FRN 7.1s, 2014			899,026	894,370
NRG Energy, Inc. bank term loan FRN 7.07s, 2014			2,170,974	2,159,731
Reliant Energy, Inc. bank term loan FRN 7.1s, 2014			1,820,000	1,815,450
				8,926,336

Total senior loans (cost $189,179,160)				$188,261,109

PURCHASED OPTIONS OUTSTANDING (2.1%)(a)

	Expiration date/		Contract	Value
	strike price		amount
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 1.03% versus
the six-month JPY-LIBOR-BBA maturing on
January 26, 2009.	Jan-08/1.03	JPY	29,255,000,000	$620,206
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.0625% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 25, 2011.	Mar-09/4.063	EUR	35,950,000	707,290
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.16% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2014.	Mar-12/4.16	EUR	25,130,000	493,054
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.0625% versus the six month EUR-EURIBOR-Telerate
maturing March 25, 2011.	Mar-09/4.063	EUR	35,950,000	60,133
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.16% versus the six month EUR-EURIBOR-Telerate
maturing March 26, 2014.	Mar-12/4.16	EUR	25,130,000	122,703
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 4.5943% versus the six month EUR-EURIBOR-Telerate
maturing on May 14, 2009.	May-09/4.594	EUR	2,690,000	142,520
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		$103,636,000	4,672,386
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2008.	Apr-08/4.965		7,000,000	195,265
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16		84,303,000	3,938,513
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 4.5943% versus the six month EUR-EURIBOR-Telerate
maturing on May 18, 2019.	May-09/4.594	EUR	2,690,000	46,158
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		$103,636,000	788,388
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2008.	Apr-08/4.965		7,000,000	28,218
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.16% versus the three month USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08/5.16		84,303,000	563,469
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.175%
versus the three month USD-LIBOR-BBA maturing on
April 29, 2008.	Apr-08/5.175		3,000,000	136,775
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215		42,824,000	1,883,284

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22		116,652,000	5,097,576
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235		73,066,000	3,119,304
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan-08/5.39		142,572,000	4,381,166
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 23, 2008.	May-08/5.45		114,275,000	3,687,757
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.175% versus the three month USD-LIBOR-BBA maturing
on April 29, 2008.	Apr-08/5.175		3,000,000	19,411
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215		42,824,000	316,461
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22		116,652,000	871,729
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235		73,066,000	555,521
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.39% versus the three month USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08/5.39		142,572,000	1,140,733
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 23, 2008.	May-08/5.45		114,275,000	1,442,928
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 4.4175% versus the six month
EUR-EURIBOR-Telerate maturing January 30, 2017.	Jan-12/4.418	EUR	114,512,000	4,461,715
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.	Jan-08/5.348		$276,835,000	8,948,138
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.20		21,412,000	156,286
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.20		21,412,000	935,233
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.21		8,565,000	369,408
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.4175% versus the six month
EUR-EURIBOR-Telerate maturing on January 30, 2017.	Jan-12/4.418	EUR	114,512,000	1,595,562
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.21		$8,565,000	64,015
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08/5.348		276,835,000	2,086,229

Total purchased options outstanding (cost $46,665,364)				$53,647,534

SHORT-TERM INVESTMENTS (1.5%)(a)

			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			14,340,611	$14,340,611
Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.53% and
due dates ranging from July 2, 2007 to August 20, 2007
(d)			$11,261,694	11,242,940
U.S. Treasury Bills for an effective yield of 4.86%,
September 27, 2007 (SEG)			6,765,000	6,684,632
U.S. Treasury Bills for an effective yield of 4.17%,
July 19, 2007 (SEG)			7,027,000	7,012,349

Total short-term investments (cost $39,280,532)				$39,280,532

TOTAL INVESTMENTS

Total investments (cost $2,655,892,830) (b)				$2,674,917,015

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07 (aggregate face value $449,921,308) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$132,279,647	$130,861,919	7/18/07	$1,417,728
Brazilian Real	7,015,431	6,664,486	7/18/07	350,945
British Pound	42,920,945	42,586,933	9/19/07	334,012
Canadian Dollar	8,524,997	8,525,744	7/18/07	(747)
Danish Krone	1,955,040	1,929,574	9/19/07	25,466
Euro	53,763,529	53,409,996	9/19/07	353,533
Indian Rupee	7,243,050	7,247,946	8/16/07	(4,896)
Indonesian Rupiah	6,737,249	6,849,136	8/15/07	(111,887)
Malaysian Ringgit	7,872,917	8,005,880	8/15/07	(132,963)
Mexican Peso	13,939,511	13,664,418	7/18/07	275,093
Norwegian Krone	91,753,021	90,377,467	9/19/07	1,375,554
Polish Zloty	21,154,793	20,441,262	9/19/07	713,531
Swedish Krona	19,832,470	19,619,774	9/19/07	212,696
Swiss Franc	40,170,851	39,736,773	9/19/07	434,078

Total				$5,242,143

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07 (aggregate face value $1,020,132,569) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$46,845,619	$46,046,705	7/18/07	$(798,914)
British Pound	62,888,325	62,045,528	9/19/07	(842,797)
Canadian Dollar	66,437,055	65,732,317	7/18/07	(704,738)
Euro	387,349,384	386,119,549	9/19/07	(1,229,835)
Hungarian Forint	14,449,772	13,857,695	9/19/07	(592,077)
Japanese Yen	216,797,558	223,178,124	8/15/07	6,380,566
Korean Won	3,772,707	3,767,287	8/16/07	(5,420)
Norwegian Krone	26,594,568	26,136,558	9/19/07	(458,010)
Swedish Krona	93,023,229	91,691,525	9/19/07	(1,331,704)
Swiss Franc	87,857,731	87,226,942	9/19/07	(630,789)
Taiwan Dollar	3,368,489	3,328,547	8/15/07	(39,942)
Turkish Lira	11,379,572	11,001,792	9/19/07	(377,780)

Total				$(631,440)

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	47	$4,902,155	Sep-07	$(53,282)
Euro-Bobl 5 yr (Short)	210	30,144,370	Sep-07	93,239
Euro-Bund 10 yr (Short)	301	45,113,298	Sep-07	(281,848)
Euro-Dollar 90 day (Long)	3,360	795,018,000	Sep-09	(4,996,102)
Euro-Dollar 90 day (Short)	3,362	796,920,075	Sep-08	4,496,872
Euro-Schatz 2yr (Long)	4,008	555,935,929	Sep-07	(124,140)
Japanese Government Bond 10 yr (Long)	261	279,800,309	Sep-07	(679,206)
Sterling Interest Rate 90 day (Long)	1,947	457,967,518	Dec-07	(834,574)
U.K. Gilt 10 yr (Long)	107	22,280,345	Sep-07	(440,622)
U.S. Treasury Bond 20 yr (Long)	3,226	347,601,500	Sep-07	(4,387,174)
U.S. Treasury Note 10 yr (Short)	2,606	275,462,344	Sep-07	(3,086,229)
U.S. Treasury Note 5 yr (Short)	1,947	202,640,109	Sep-07	1,289,270
U.S. Treasury Note 2 yr (Short)	311	63,375,969	Sep-07	(63,569)

Total				$(9,067,365)

WRITTEN OPTIONS OUTSTANDING at 6/30/07 (premiums received $3,788,642) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2022.	EUR	5,820,000	Mar-12/4.40	$444,895

Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	5,270,000	Mar-17/4.56	358,805

Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	5,270,000	Mar-17/4.56	149,855

Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 28, 2022.	EUR	5,820,000	Mar-12/4.40	122,223

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		$21,412,000	May-12/5.51	1,186,560

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		21,412,000	May-12/5.51	622,899

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		10,706,000	May-12/5.515	575,694

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		10,706,000	May-12/5.515	307,080

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		4,282,500	May-12/5.52	123,327

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		4,282,500	May-12/5.52	229,546

Total				$4,120,884

TBA SALE COMMITMENTS OUTSTANDING at 6/30/07 (proceeds receivable $72,662,430) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2037	$16,400,000	7/12/07	$16,552,470
FNMA, 6s, July 1, 2037	13,600,000	7/12/07	13,450,188
FNMA, 5 1/2s, July 1, 2037	40,000,000	7/12/07	38,559,376
GNMA, 6 1/2s, July 1, 2037	4,100,000	7/19/07	4,168,226

Total			$72,730,260

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$5,000,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	$(296,368)

	42,000,000		1/27/14	4.35%	3 month USD-LIBOR-BBA	2,400,650

Citibank, N.A.
JPY	59,657,639,000		4/3/08	1.165%	6 month JPY-LIBOR-BBA	(1,560,367)

	$70,920,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(1,215,588)

AUD	70,200,000		6/19/17	6.8095%	6 month AUD-BBR-BBSW	190,175

AUD	241,600,000		6/18/12	6 month AUD-BBR-BBSW	6.915%	(397,581)

JPY	6,200,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	(650,867)

AUD	271,320,000		6/18/09	6.79%	3 month AUD-BBR-BBSW	(18,338)

GBP	86,810,000		6/6/17	6 month GBP-LIBOR-BBA	5.694%	(2,906,975)

GBP	76,890,000		6/6/12	6.003%	6 month GBP-LIBOR-BBA	1,264,474

GBP	20,660,000		6/8/37	5.02%	6 month GBP-LIBOR-BBA	1,148,721

	$59,890,000		9/29/13	5.078%	3 month USD-LIBOR-BBA	704,930

JPY	4,864,700,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	353,963

Credit Suisse First Boston International
	$42,918,600		7/9/14	4.945%	3 month USD-LIBOR-BBA	1,064,810

Credit Suisse International
GBP	6,726,000		4/3/36	16,944,346 GBP at maturity	6 month GBP-LIBOR-BBA	2,667,732

EUR	120,880,000		7/4/15	3.93163%	6 month
					EUR-EURIBOR-Telerate	9,681,310

GBP	53,420,000		6/14/09	6 month GBP-LIBOR-BBA	6.18625%	(152,976)

Deutsche Bank AG
ZAR	52,785,000		7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	(156,873)

	$21,693,259		8/2/22	3 month USD-LIBOR-BBA	5.7756%	348,122

	24,344,349		8/2/32	5.86%	3 month USD-LIBOR-BBA	(496,790)

Goldman Sachs Capital Markets, L.P.
	21,693,259		8/12/22	3 month USD-LIBOR-BBA	5.601%	(44,484)

	24,344,349		8/12/32	5.689%	3 month USD-LIBOR-BBA	64,288

	43,565,000		8/1/22	3 month USD-LIBOR-BBA	5.845%	1,015,862

	48,888,992		8/1/32	5.919%	3 month USD-LIBOR-BBA	(1,390,239)

Goldman Sachs International
	329,900,000	(E)	3/8/12	3 month USD-LIBOR-BBA	4.99%	(3,358,382)

	300,300,000	(E)	3/10/10	4.779%	3 month USD-LIBOR-BBA	3,144,141

GBP	14,680,000		6/13/37	5.1875%	6 month GBP-LIBOR-BBA	2,923

AUD	21,280,000		6/28/17	6.8375%	6 month AUD-BBR-BBSW	22,301

AUD	72,480,000		6/28/12	6 month AUD-BBR-BBSW	6.92%	(101,618)

AUD	82,620,000		6/28/09	6.76%	3 month AUD-BBR-BBSW	49,137

GBP	11,210,000		6/15/37	5.24%	6 month GBP-LIBOR-BBA	(109,781)

GBP	43,954,000		6/15/17	6 month GBP-LIBOR-BBA	5.9125%	(30,805)

GBP	38,445,000		6/15/12	6.175%	6 month GBP-LIBOR-BBA	69,844

GBP	72,820,000		6/13/09	6 month GBP-LIBOR-BBA	6.24125%	(62,758)

JPY	3,003,000,000		6/10/16	1.953%	6 month JPY-LIBOR-BBA	(10,286)

JPMorgan Chase Bank, N.A.
	$22,600,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	112,257

	40,100,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	526,212

	316,231,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	(216,618)

	102,399,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	55,626

JPY	21,270,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(1,001,057)

	$49,000,000		5/10/35	5.062%	3 month USD-LIBOR-BBA	5,155,611

	113,000,000		5/10/15	3 month USD-LIBOR-BBA	4.687%	(6,663,361)

	46,090,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	1,144,581

	33,130,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	894,994

	649,451,000		4/27/09	5.034%	3 month USD-LIBOR-BBA	4,208,064

Lehman Brothers International (Europe)
	175,332,000		3/15/09	4.9298%	3 month USD-LIBOR-BBA	(899,329)

	46,641,000		8/3/11	3 month USD-LIBOR-BBA	5.445%	608,024

Lehman Brothers Special Financing, Inc.
JPY	12,649,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	2,506,603

JPY	5,475,700,000		6/10/16	1.7775%	6 month JPY-LIBOR-BBA	784,207

	$15,385,000		3/15/17	5.043%	3 month USD-LIBOR-BBA	512,737

	18,023,000		8/3/16	3 month USD-LIBOR-BBA	5.5675%	150,907

	10,793,000		8/3/36	3 month USD-LIBOR-BBA	5.67%	(74,161)

	19,202,000		8/3/08	5.425%	3 month USD-LIBOR-BBA	(256,061)

GBP	6,285,000		3/15/36	15,214,937.50 GBP at
				maturity	6 month GBP-LIBOR-BBA	2,779,281

	$42,650,000		7/2/12	3 month USD-LIBOR-BBA	5.522%	86,925

	145,451,000		6/14/17	3 month USD-LIBOR-BBA	5.8725%	2,289,692

	238,882,000		6/12/17	3 month USD-LIBOR-BBA	5.717%	938,408

Merrill Lynch Capital Services, Inc.
JPY	3,003,000,000		6/10/16	1.99625%	6 month JPY-LIBOR-BBA	77,324

	$21,082,941		8/13/12	4.94%	3 month USD-LIBOR-BBA	270,763

	21,693,259	8/12/22	3 month USD-LIBOR-BBA	5.601%	(44,484)

	43,565,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	1,015,862

	42,339,343	8/1/12	5.204%	3 month USD-LIBOR-BBA	15,773

Merrill Lynch Derivative Products AG
JPY	1,501,500,000	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	2,595

Morgan Stanley Capital Services, Inc.
	$15,000,000	5/17/12	3 month USD-LIBOR-BBA	5.7775%	189,921

	2,000,000	10/2/10	6.94%	3 month USD-LIBOR-BBA	(97,250)

Total					$26,306,353

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$73,010,000	5/2/08	10 bp plus	Banc of America	$83,772
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
	68,800,000	5/2/08	12.5 bp plus	Banc of America	109,490
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	115,509,000	10/1/07	(7.5 bp plus	The spread	1
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

	14,674,000	8/1/07	(7.5 bp plus	The spread	1
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

	90,830,000	10/31/07	8 bp plus change	Banc of America	131,588
			in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Credit Suisse International
GBP	6,726,000	4/3/36	10,192,422 GBP	GBP Non-revised	(389,817)
			at maturity	Retail Price
Index

Goldman Sachs International
GBP	14,470,000	4/20/37	3.154%	GBP Non-revised	(1,094,256)
UK Retail Price
Index excluding
tobacco

EUR	39,680,000	4/16/17	2.1925%	Eurostat	(474,967)
Eurozone HICP
excluding tobacco

EUR	19,840,000	4/16/37	(2.305%)	Eurostat	587,496
Eurozone HICP
excluding tobacco

	$6,497,000	9/15/11	678 bp (1 month	Ford Credit Auto	(43)
			USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

	110,480,000	5/1/08	10 bp plus	Banc of America	1
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	61,130,000	1/2/08	(10 bp plus	The spread	83,259
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

GBP	31,793,000	6/15/12	(3.085%)	GBP Non-revised	25,554
Retail Price
Index

EUR	10,655,000	6/12/37	(2.4775%)	Eurostat	(14,798)
Eurozone HICP
excluding tobacco

GBP	7,235,000	6/8/37	(3.315%)	GBP Non-revised	50,967
Retail Price
Index

EUR	100,540,000	5/16/12	2.18%	Eurostat	544,243
Eurozone HICP
excluding tobacco

	$110,480,000	5/2/08	10 bp plus	Banc of America	8,728
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

JPMorgan Chase Bank, N.A.
	34,300,000	10/1/07	175 bp plus	The spread	20,580
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Lehman Brothers International (Europe)
	16,001,000	1/1/08	(5 bp plus	The spread	1
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

	69,230,000	1/1/08	(Beginning	The spread	96,230
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

	69,230,000	1/1/08	(10 bp plus	The spread	94,291
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

Lehman Brothers Special Financing, Inc.
	76,133,000	10/1/07	30 bp plus	The spread	9,973
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

EUR	18,200,000	3/29/37	(2.275%)	Eurostat	665,012
Eurozone HICP
excluding tobacco

GBP	6,285,000	3/15/36	9,512,647 GBP at	GBP Non-revised	(648,489)
			maturity	Retail Price
Index

Morgan Stanley Capital Services Inc.
	$47,510,000	10/31/07	10 bp plus	Banc of America	71,265
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

EUR	19,990,000	1/9/37	(2.135%)	Eurostat	505,881
Eurozone HICP
excluding tobacco

EUR	72,540,000	1/9/12	2.1625%	Eurostat	(304,954)
Eurozone HICP
excluding tobacco

Total					$161,009

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$--	$906,000	10/12/52	(134 bp)	$7,317

DJ CDX NA HY Series 6
Index	--	29,700,000	6/20/11	(345 bp)	(603,034)

DJ CDX NA HY Series 8
Index	--	47,692,000	6/20/12	(275 bp)	1,253,094

DJ CDX NA HY Series 8
Index	--	27,300,000	6/20/12	(275 bp)	700,237

Ford Motor Co., 7.45%,
7/16/31	--	2,000,000	3/20/12	(525 bp)	(12,580)

Ford Motor Credit Co.,
7%, 10/1/13	--	6,000,000	3/20/12	285 bp	(5,335)

Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	7,850,000	6/20/12	(89 bp)	96,775

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	2,570,000	9/20/11	(111 bp)	7,890

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	1,030,000	6/20/11	(101 bp)	4,430

Bear, Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--	285,000	6/20/12	230 bp	(8,845)

DJ ABX NA CMBX BBB Index	--	1,087,299	10/12/52	(134 bp)	8,408

DJ CDX NA HY Series 8
Index	--	1,417,250	6/20/12	(275 bp)	34,581

DJ CDX NA HY Series 8
Index 25-35% tranche	--	5,669,000	6/20/12	84 bp	(85,281)

Citibank, N.A.
Charter Communications
Operating LLC	--	2,450,000	3/20/12	(108 bp)	69,899

DJ CDX NA HY Series 8
Index	--	1,925,250	6/20/12	(275 bp)	46,976

DJ CDX NA HY Series 8
Index 25-35% tranche	--	7,701,000	6/20/12	85 bp	(112,668)

DJ CDX NA IG Series 6
Index	--	17,301,000	6/20/13	(50 bp)	45,431

DJ CDX NA IG Series 6
Index 7-10% tranche	--	17,301,000	6/20/13	45.75 bp	(77,339)

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--	5,930,000	9/20/07	(487.5 bp)	(66,236)

Ford Motor Co., 7.45%,
7/16/31	--	7,190,000	9/20/08	725 bp	433,547

Ford Motor Co., 7.45%,
7/16/31	--	1,260,000	9/20/07	(485 bp)	(14,001)

Ukraine Government,
7.65%, 6/11/13	--	4,715,000	10/20/11	194 bp	151,776

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--	870,000	6/20/09	(165 bp)	(10,976)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	610,000	6/20/17	297 bp	(28,848)

Freeport-McMoRan Copper
& Gold, Inc.	--	2,439,300	3/20/12	(82 bp)	(21,885)

Freeport-McMoRan Copper
& Gold, Inc.	--	2,440,000	3/20/12	41 bp	(18,462)

Neiman Marcus Group,
Inc., 9%, 10/15/15	--	1,475,000	3/20/12	(64 bp)	10,329

Republic of Peru,
8 3/4%, 11/21/33	--	2,500,000	4/20/17	125 bp	44,486

Solectron Corp., 0%,
5/8/20	--	906,000	3/20/12	(180 bp)	(45,903)

Solectron Global
Finance Ltd, 8%, 3/15/16	--	906,000	3/20/12	380 bp	80,424

Sungard Data Systems,
Inc., 4 7/8%, 1/15/14	--	2,450,000	3/20/10	(48 bp)	25,911

Deutsche Bank AG
DJ CDX NA IG Series 7	--	5,584,000	12/20/13	(50 bp)	13,663

DJ CDX NA IG Series 7
Index 7-10% tranche	--	5,584,000	12/20/13	55 bp	(17,991)

DJ CDX NA IG Series 8
Index 7-10% tranche	--	14,727,000	6/20/12	22 bp	(30,673)

DJ iTraxx Europe Series
6 Version 1	--	EUR	9,809,000	12/20/13	(40 bp)	(33,788)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	9,809,000	12/20/13	43 bp	98,636

Republic of Indonesia,
6.75%, 2014	--		$2,130,000	9/20/16	292 bp	182,617

Republic of Peru,
8 3/4%, 11/21/33	--		2,500,000	4/20/17	126 bp	48,038

Republic of Turkey,
11 7/8%, 1/15/30	-	-	3,735,000	6/20/14	195 bp	18,728

Republic of Venezuela,
9 1/4%, 9/15/27	--		2,420,000	6/20/14	220 bp	(96,286)

Russian Federation,
7 1/2%, 3/31/30	--		4,605,000	6/20/17	61 bp	(10,678)

United Mexican States,
7.5%, 4/8/33	--		2,230,000	4/20/17	66 bp	33,855

United Mexican States,
7.5%, 4/8/33	--		6,115,000	3/20/14	56 bp	65,879

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--		28,743,000	(a)	2.461%	1,468,852

DJ CDX NA HY Series 5
Index	--		28,615,680	12/20/10	(395 bp)	(1,872,622)

DJ CDX NA HY Series 8
Index	--		20,121,413	6/20/10	275 bp	(122,467)

DJ CDX NA HY Series 8
Index	--		24,700,000	6/20/12	(275 bp)	664,423

DJ CDX NA HY Series 8
Index	--		900,000	6/20/12	(275 bp)	24,210

DJ CDX NA HY Series 8
Index	--		5,681,000	6/20/12	275 bp	167,020

DJ CDX NA HY Series 8
Index	--		2,858,250	6/20/12	(275 bp)	62,595

DJ CDX NA HY Series 8
Index 25-35% tranche	--		22,724,000	6/20/12	79.5 bp	(373,649)

DJ CDX NA HY Series 8
Index 25-35% tranche	--		11,433,000	6/20/12	105 bp	(66,531)

DJ CDX NA IG Series 7
Index	--		9,298,000	12/20/13	(50 bp)	22,751

DJ CDX NA IG Series 7
Index	--		19,468,000	12/20/13	(50 bp)	60,755

DJ CDX NA IG Series 7
Index 7-10% tranche	--		9,298,000	12/20/13	56 bp	(24,815)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		19,468,000	12/20/13	48 bp	(143,155)

General Motors Corp.,
7 1/8%, 7/15/13	--		5,930,000	9/20/08	620 bp	299,628

General Motors Corp.,
7 1/8%, 7/15/13	--		5,930,000	9/20/07	(427.5 bp)	(43,349)

General Motors Corp.,
7 1/8%, 7/15/13	--		1,260,000	9/20/08	620 bp	63,665

General Motors Corp.,
7 1/8%, 7/15/13	--		1,260,000	9/20/07	(425 bp)	(9,131)

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--		34,300,000	3/15/49	(70 bp)	(14,974)

Ford Motor Co., 7.45%,
7/16/31	--		1,010,000	9/20/07	(345 bp)	(7,539)

Ford Motor Co., 7.45%,
7/16/31	--		1,010,000	9/20/08	550 bp	33,978

Freeport-McMoRan Copper
& Gold, Inc.	--		4,878,600	3/20/12	(85 bp)	(60,007)

General Motors Corp.,
7 1/8%, 7/15/13	--		1,010,000	9/20/07	(350 bp)	(8,180)

General Motors Corp.,
7 1/8%, 7/15/13	--		1,010,000	9/20/08	500 bp	38,034

Idearc, Inc T/L B L	--		2,400,000	6/20/12	79 bp	(27,806)

Republic of Argentina,
8.28%, 12/31/33	--		2,860,000	6/20/14	235 bp	(86,799)

Republic of Indonesia,
6.75%, 3/10/14	--		3,925,000	6/20/17	171.5 bp	(3,014)

Republic of Turkey,
11 7/8%, 1/15/30	--	4,010,000	5/20/17	230 bp	30,942

Republic of Turkey,
11 7/8%, 1/15/30	--	2,960,000	5/20/17	244 bp	50,192

Russian Federation,
7 1/2%, 3/31/30	--	1,955,000	5/20/17	60 bp	(3,884)

Lehman Brothers Special Financing, Inc.
DJ ABX NA CMBX BBB Index	--	271,825	10/12/52	(134 bp)	1,515

DJ CDX NA CMBX AAA Index	--	76,133,000	3/15/49	(700 bp)	39,333

DJ CDX NA HY Series 6
Index	--	49,500,000	6/20/11	(345 bp)	(1,066,931)

DJ CDX NA HY Series 8
Index	--	26,137,000	6/20/12	(275 bp)	283

DJ CDX NA HY Series 8
Index	--	2,750,000	6/20/12	(275 bp)	73,974

DJ CDX NA HY Series 8
Index	--	2,857,000	6/20/12	(275 bp)	62,568

DJ CDX NA HY Series 8
Index	--	7,715,200	6/20/10	(275 bp)	39,135

DJ CDX NA HY Series 8
Index 25-35% tranche	--	11,000,000	6/20/12	82 bp	(175,114)

DJ CDX NA HY Series 8
Index 25-35% tranche	--	11,428,000	6/20/12	100 bp	(91,589)

DJ CDX NA HY Series 8
Index 25-35% tranche	--	26,137,000	6/20/12	108 bp	(123,889)

DJ CDX NA HY Series 8
Index 15-25% tranche	--	9,644,000	6/20/10	80 bp	(26,617)

DJ CDX NA IG Series 7
Index	--	9,000,000	12/20/13	(50 bp)	27,363

DJ CDX NA IG Series 7
Index 7-10% tranche	--	9,000,000	12/20/13	54.37 bp	(32,075)

DJ iTraxx Europe Series
6 Version 1	-- EUR	11,770,000	12/20/13	(40 bp)	(47,598)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	-- EUR	11,770,000	12/20/13	45.25 bp	119,835

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	$2,329,000	6/20/10	(228 bp)	18,997

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	2,329,000	6/20/12	355 bp	(54,151)

Republic of Argentina,
8.28%, 12/31/33	--	4,060,000	5/20/17	296 bp	(104,337)

Republic of Ecuador,
10%, 8/15/30	--	2,290,000	5/20/12	540 bp	(190,734)

Republic of Ecuador,
10%, 8/15/30	--	2,295,000	6/20/12	600 bp	(162,027)

Republic of Ecuador,
10%, 8/15/30	--	1,375,000	5/20/12	540 bp	(115,761)

Republic of Peru,
8 3/4%, 11/21/33	--	5,045,000	10/20/16	215 bp	424,133

Republic of Turkey,
11 7/8%, 1/15/30	--	5,740,000	5/20/17	228 bp	34,995

Republic of Venezuela,
9 1/4%, 9/15/27	--	4,830,000	5/20/08	(130 bp)	(17,311)

Republic of Venezuela,
9 1/4%, 9/15/27	--	4,830,000	5/20/12	183 bp	(162,783)

Solectron Corp., 0%,
5/8/20	--	2,024,000	3/20/12	(180 bp)	(105,400)

Solectron Corp., 0%,
5/8/20	--	1,444,000	3/20/12	(175 bp)	(75,196)

Solectron Corp., 0%,
5/8/20	--	867,000	3/20/12	(175 bp)	(45,149)

Solectron Global
Finance Ltd, 8%, 3/15/16	--	394,000	3/20/12	380 bp	37,856

Solectron Global
Finance Ltd, 8%, 3/15/16	--	1,444,000	3/20/12	380 bp	138,741

United Mexican States,
7.5%, 4/8/33	--	2,705,000	4/20/17	67 bp	43,094

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	2,945,000	9/20/07	(345 bp)	(21,287)

Ford Motor Co., 7.45%,

7/16/31	--	2,945,000	9/20/08	570 bp	134,334

General Motors Corp.,
7 1/8%, 7/15/13	--	4,125,000	9/20/07	(335 bp)	(28,773)

General Motors Corp.,
7 1/8%, 7/15/13	--	4,125,000	9/20/08	500 bp	153,858

L-3 Communications
Corp. 7 5/8%, 2012	--	4,205,000	9/20/11	(111 bp)	(65,416)

L-3 Communications
Corp. 7 5/8%, 2012	--	2,576,000	6/20/11	(92 bp)	(20,637)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	610,000	6/20/17	295 bp	(29,675)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--	1,250,000	6/20/09	190 bp	(9,924)

DJ ABX NA CMBX BBB Index	--	378,202	10/12/52	(134 bp)	2,827

DJ CDX NA HY Series 7
Index	--	5,403,000	12/20/09	(325 bp)	107,611

DJ CDX NA HY Series 8
Index	--	7,831,688	6/20/10	275 bp	(40,325)

DJ CDX NA HY Series 8
Index	--	38,556,000	6/20/10	(275 bp)	198,521

DJ CDX NA HY Series 8
Index	--	5,593,520	6/20/10	275 bp	(33,406)

DJ CDX NA HY Series 8
Index	--	2,856,750	6/20/12	(275 bp)	62,562

DJ CDX NA HY Series 8
Index	--	2,858,250	6/20/12	(275 bp)	62,595

DJ CDX NA HY Series 8
Index	--	2,860,500	6/20/12	(275 bp)	62,644

DJ CDX NA HY Series 8
Index 0-15% tranche	--	2,409,750	6/20/10	0 bp	60,244

DJ CDX NA HY Series 8
Index 0-15% tranche	--	482,200	6/20/10	0 bp	12,658

DJ CDX NA HY Series 8
Index 0-25% tranche	--	48,195,000	6/20/10	79 bp	(147,209)

DJ CDX NA HY Series 8
Index 25-35% tranche	--	11,427,000	6/20/12	103 bp	(76,507)

DJ CDX NA HY Series 8
Index 25-35% tranche	--	11,433,000	6/20/12	102 bp	(81,613)

DJ CDX NA HY Series 8
Index 25-35% tranche	--	11,442,000	6/20/12	108 bp	(51,489)

DJ CDX NA IG Series 7
Index	--	9,656,000	12/20/13	(50 bp)	29,364

DJ CDX NA IG Series 7
Index 10-15% tranche	--	5,403,000	12/20/09	0 bp	(121,081)

DJ CDX NA IG Series 7
Index, 7-10% tranche	--	9,656,000	12/20/13	53 bp	(44,399)

Dominican Republic,
8 5/8%, 4/20/27	--	5,020,000	11/20/11	(170 bp)	(39,086)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	610,000	6/20/12	225 bp	(15,050)

Ford Motor Co., 7.45%,
7/16/31	--	1,030,000	9/20/07	(345 bp)	(7,688)

Ford Motor Co., 7.45%,
7/16/31	--	1,030,000	9/20/08	560 bp	43,743

Freeport-McMoRan Copper
& Gold, Inc.	--	2,439,300	3/20/12	(83 bp)	(22,711)

Freeport-McMoRan Copper
& Gold, Inc.	--	7,317,200	3/20/12	44 bp	(34,635)

General Motors Corp.,
7 1/8%, 7/15/13	--	1,030,000	9/20/07	(335 bp)	(5,588)

General Motors Corp.,
7 1/8%, 7/15/13	--	1,030,000	9/20/08	500 bp	37,553

Total					$838,416

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $2,595,197,243.

(b) The aggregate identified cost on a tax basis is $2,656,550,070, resulting in gross unrealized appreciation and depreciation of $98,600,572 and $80,233,627, respectively, or net unrealized appreciation of $18,366,945.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2007.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at June 30, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At June 30, 2007, the value of securities loaned amounted to $11,014,639. The fund received cash collateral of $11,242,940 which is pooled with collateral of other Putnam funds into 56 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $4,664,841 for the period ended June 30, 2007. During the period ended June 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $719,257,879 and $794,064,364, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at June 30, 2007.

(U) A portion of the position represents unfunded loan commitments. As of June 30, 2007, the fund had unfunded loan commitments of $1,644,274, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Hub International, Ltd.	$128,105
IASIS Healthcare, LLC/IASIS Capital Corp.	286,169
Meg Energy Corp.	500,000
NRG Energy, Inc.	730,000

Totals	$1,644,274

At June 30, 2007, liquid assets totaling $1,805,972,551 have been designated as collateral for open forward commitments, swap contracts, forward contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2007: (as a percentage of Portfolio Value)

Argentina	2.2%
Canada	1.1
Cayman Islands	2.5
France	4.5
Germany	6.2
Indonesia	0.5
Ireland	3.5
Japan	5.5
Luxembourg	0.9
Mexico	0.6
Russia	1.4
Spain	0.8
Sweden	1.3
Turkey	0.5
United Kingdom	3.1
United States	63.6
Other	1.8

Total	100.0%

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 29, 2007